MARKETABLE SECURITIES (Narrative) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Financial assets, at fair value	$ 285,700	$ 454,500
NorthIsle Copper and Gold Inc. [Member]
Statement [Line Items]
Number of equity instruments held	2,500,000
Financial assets, at fair value	$ 250,000	412,500
Copper North Mining Corp. [Member]
Statement [Line Items]
Number of equity instruments held	420,000
Financial assets, at fair value	$ 35,700	$ 42,000